Revenue (Tables)	9 Months Ended
Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table contains a breakdown of the Company's revenue by contract type for the three and nine months ended September 30, 2019 and September 30, 2018. All revenue is part of the Company's conventional tanker segment, except for revenue for ship-to-ship support services and LNG terminal management, consultancy, procurement and other related services, which are part of the Company's ship-to-ship transfer segment. The Company’s lease income consists of the revenue from its voyage charters and time-charters.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Voyage charter revenues
Suezmax	85,523	90,267	268,972	243,771
Aframax	51,075	29,210	164,381	76,952
LR2	23,989	16,712	84,001	40,312
Full service lightering	12,447	15,858	58,902	70,982
Total	173,034	152,047	576,256	432,017

Time-charter revenues
Aframax	—	7,784	1,837	31,608
Suezmax	1,909	2,909	4,938	13,063
LR2	—	1,633	—	7,149
Total	1,909	12,326	6,775	51,820

Other revenues
Ship-to-ship support services	4,649	8,217	17,810	22,452
Commercial management	1,893	2,050	6,219	6,246
LNG terminal management, consultancy, procurement and other	819	1,275	10,022	3,504
Total	7,361	11,542	34,051	32,202

Total revenues	182,304	175,915	617,082	516,039